OBLIGATIONS UNDER REGISTRATION RIGHTS AGREEMENTS	12 Months Ended
Dec. 31, 2010
OBLIGATIONS UNDER REGISTRATION RIGHTS AGREEMENTS
OBLIGATIONS UNDER REGISTRATION RIGHTS AGREEMENTS

Note 7—OBLIGATIONS UNDER REGISTRATION RIGHTS AGREEMENTS

        The company entered into two separate Registration Rights Agreements (collectively, the "2007 and 2008 Registration Rights Agreements") with the investors participating in private placements in 2007 and 2008, respectively. The company met its initial obligations under each of the 2007 and 2008 Registration Rights Agreements when Registration Statements the company filed to register with the Securities and Exchange Commission (the "SEC") the Class A common stock issued in the respective private placements, together with the Class A common stock to be issued upon exercise of the warrants (collectively, the "2007 and 2008 Registration Statements") were declared effective by the SEC in 2007 and 2008, respectively. The 2007 and 2008 Registration Rights Agreements also provide that if the respective Registration Statement ceases to remain continuously effective for more than 30 consecutive days, or more than an aggregate of 60 calendar days during any 12-month period, the company may be required to make cash payments, as partial liquidated damages, to each investor in the respective private placement in an amount equal to 1.25% of the aggregate amount invested by such investor for each 30-day period, or any portion of a 30-day period. The 2007 and 2008 Registration Rights Agreements also provide that the maximum aggregate liquidated damages payable by the company shall be 8.75% of the aggregate amount invested. The company's obligation to maintain the effectiveness of the 2007 and 2008 Registration Statements will continue until all of the shares issued in this private placement have been sold, or the date on which these shares may be sold pursuant to Rule 144(k).

        The company entered into a Registration Rights Agreement (the "2010 Registration Rights Agreement") with the investors participating in a private placement in 2010. The company met its initial obligations under the 2010 Registration Rights Agreement when a Registration Statements the company filed to register with the Securities and Exchange Commission (the "SEC") the Class A common stock issued in the private placement, together with the Class A common stock to be issued upon exercise of the warrants (collectively, the "2010 Registration Statement") was declared effective by the SEC in 2010. The 2010 Registration Rights Agreement also provides that if the Registration Statement ceases to remain continuously effective for more than 30 consecutive days or more than an aggregate of 60 calendar days during any 12-month period, the company may be required to make cash payments, as partial liquidated damages, to each investor in the respective private placement in an amount equal to 1.00% of the aggregate amount invested by such investor for each 30-day period, or any portion of a 30-day period. The 2010 Registration Rights Agreement also provides that the maximum aggregate liquidated damages payable by the company shall be 6.00% of the aggregate amount invested. The company's obligation to maintain the effectiveness of the 2010 Registration Statement will continue until the earlier of (i) the date 120 days after none of the holders is an affiliate of the Company, (ii) the date on which all Registrable Securities covered by such Registration Statement have been sold, (iii) the date on which all Registrable Securities covered by such Registration Statement may be sold without volume restrictions pursuant to Rule 144(b)(1), or (iv) November 16, 2013.

        Based on the company's experience since filing its first registration statement in 2006, the company believes that it is unlikely that it will be required to pay any liquidated damages under the provisions of the 2007 and 2008 Registration Rights Agreements or the 2010 Registration Rights Agreement, and therefore has not recorded a liability for that potential obligation.